Supplemental cash flow information	12 Months Ended
Mar. 31, 2012
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Cash paid during the fiscal year for:
Income taxes	¥11,504	¥22,088	¥8,197
Interest	706	372	327
Non-cash investing and financing activities:
Capital leasing receivables	—	—	31
Capital lease obligations	602	1,022	214
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	1,186	—
—Change in treasury stock	—	3,002	—